Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Transactions Between Related Parties
a) Transactions with related parties:

	ITAÚ UNIBANCO HOLDING
	Annual rate	Assets / (Liabilities)		Revenues / (Expenses)
		12/31/2021	12/31/2020	01/01 to 12/31/2021	01/01 to 12/31/2020	01/01 to 12/31/2019
Interbank investments		2,301	18,539	84	63	58
Other	9.15%	2,301	18,539	84	63	58
Loan operations		654	727	35	56	6
Dexco S.A.	CDI + 1.45%	546	515	31	19	—
Other	100% CDI /2.5% to 6%	108	212	4	37	6
Securities and derivative financial instruments (assets and liabilities)		5,397	1,716	303	6	—
Investment funds		183	107	34	14	—
Copagaz – Distribuidora de Gás S.A.	CDI + 1.7% to 2.95%	1,082	950	71	1	—
Itaúsa S.A.	CDI + 2% to 2.4%	1,200	771	74	1	—
Águas do Rio 4 SPE S.A.	CDI + 3.5%	1,574	—	60	—	—
Aegea Saneamento e Participações S.A.	CDI + 1.5% to 2.9%	844	—	34	—	—
Other	CDI + 3.5%	514	(112)	30	(10)	—
Deposits		—	—	(2)	(1)	(1)
Other		—	—	(2)	(1)	(1)
Deposits received under securities repurchase agreements		(443)	(165)	(34)	(13)	(14)
Alpargatas S.A.	99% to 101% CDI	(22)	(107)	(1)	(11)	—
Dexco S.A.	82% to 99% CDI	(15)	(49)	(1)	(2)	(2)
Águas do Rio 4 SPE S.A.	99% CDI	(32)	—	(3)	—	—
Águas do Rio 1 SPE S.A.	99% CDI	(13)	—	(1)	—	—
Aegea Saneamento e Participações S.A.	97% to 99.3% CDI	(158)	—	(5)	—	—
Other	75% to 96% CDI	(203)	(9)	(23)	—	(12)
Amounts receivable (payable) / Commissions and/or Other General and Administrative expenses		(273)	(26)	(122)	26	3
Instituto Unibanco		—	123	3	3	—
Fundação Itaú Unibanco – Previdência Complementar		(78)	(93)	37	42	43
ConectCar Soluções de Mobilidade Eletrônica S.A.		(8)	(46)	(4)	7	7
Olímpia Promoção e Serviços S.A.		(5)	(9)	—	(45)	(31)
FUNBEP—Fundo de Pensão Multipatrocinado		(158)	(1)	(172)	7	7
Itaúsa S.A.		(10)	1	13	12	(28)
Águas do Rio 4 SPE S.A.		(20)	—	—	—	—
Águas do Rio 1 SPE S.A.		(12)	—	—	—	—
Other		18	(1)	1	—	5
Rent		—	—	(37)	(31)	(39)
Fundação Itaú Unibanco – Previdência Complementar		—	—	(34)	(28)	(32)
FUNBEP – Fundo de Pensão Multipatrocinado		—	—	(3)	(3)	(6)
Other		—	—	—	—	(1)
Donation		—	(500)	—	(1,002)	(35)
Fundação Itaú para a Educação e Cultura		—	(500)	—	(1,000)	(35)
Other		—	—	—	(2)	—
Sponsorship		12	12	(14)	(16)	(15)
Associação Cubo Coworking Itaú		12	12	(14)	(16)	(14)
Other		—	—	—	—	(1)

Summary of Compensation and Benefits of Key Management Personnel
b) Compensation and Benefits of Key Management Personnel
Compensation and benefits attributed to Managers Members, members of the Audit Committee and the Board of Directors of ITAÚ UNIBANCO HOLDING in the period correspond to:

	01/01 to 12/31/2021	01/01 to 12/31/2020	01/01 to 12/31/2019
Fees	(460)	(578)	(499)
Profit sharing	(208)	(112)	(363)
Post-employment benefits	(9)	(9)	(6)
Share-based payment plan	(120)	(228)	(224)

Total	(797)	(927)	(1,092)